CONVERTIBLE NOTES PAYABLE (Table)	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Convertible Note

At March 31, 2018 and December 31, 2017, the Convertible Note consisted of the following:

	March 31, 2018	December 31, 2017
Principal amount	$260,000	$100,000
Less: unamortized debt discount	(235,781)	(7,083)
Convertible note payable, net	$24,219	$92,917